Share based compensation - Share Options Activity (Details) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number
Outstanding at beginning balance (in shares)			10,689,698	9,445,006	5,670,000
Granted during the year (in shares)			2,990,000	2,100,000	4,000,000
Exercised during the year (in shares)			(901,372)	(410,302)	0
Forfeited during the year (in shares)			(80,000)	(217,506)	(11,250)
Expired during the year (in shares)			(60,000)	(227,500)	(213,744)
Outstanding at ending balance (in shares)			12,638,326	10,689,698	9,445,006
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)			$ 1.48	$ 1.19	$ 0.64
Granted during the year (in dollars per share)			1.88	2.63	2.00
Exercised during the year (in dollars per share)			1.08	0.47	0
Forfeited during the year (in dollars per share)			0.53	0.88	2.68
Expired during the year (in dollars per share)			1.29	2.29	1.78
Outstanding at ending balance (in dollars per share)			$ 1.61	$ 1.48	$ 1.19
Share options
Number
Outstanding at beginning balance (in shares)			10,689,698	9,445,006	5,670,000
Granted during the year (in shares)	2,990,000	2,100,000	2,990,000	2,100,000	4,000,000
Exercised during the year (in shares)			(901,372)	(410,302)	0
Forfeited during the year (in shares)			(80,000)	(217,506)	(11,250)
Expired during the year (in shares)			(60,000)	(227,500)	(213,744)
Outstanding at ending balance (in shares)			12,638,326	10,689,698	9,445,006
Exercisable (in shares)			3,291,676	1,313,036	271,250
Weighted Avg. Exercise Price (in $)
Outstanding at beginning balance (in dollars per share)			$ 4.11	$ 4.48	$ 5.66
Granted during the year (in dollars per share)	$ 6.68	$ 6.65	6.68	6.65	4.75
Exercised during the year (in dollars per share)			2.42	2.00	0
Forfeited during the year (in dollars per share)			1.68	3.77	48.70
Expired during the year (in dollars per share)			34.68	46.92	38.47
Outstanding at ending balance (in dollars per share)			4.44	4.11	4.48
Exercisable (in dollars per share)			$ 2.28	$ 3.51	$ 45.00